Unaudited Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CashFlowsFromOperatingActivitiesAbstract
Net loss	$ (1,388,194)	$ (7,461,107)	$ (9,922,500)	$ (17,592,169)
Depreciation and accretion expense	769,855	1,050,274	4,096,062	1,870,809
Impairment of biomass project				15,873,013
Impairment of asset value less insurance proceeds		1,911,917	1,280,444
Goodwill impairment		2,799,044	2,753,362
Gain on asset sale	(263,402)	0	(1,311,102)	(2,939,500)
Non-cash stock-based compensation	369,409	416,923	1,142,066	4,367,604
Amortization of deferred financing costs				262,304
Amortization of debt discount	140,867	0	37,370
Unrealized gain loss from change in fair value of convertible securities				(23,857)
Gain on settlements of payables			(951,507)	(403,011)
Gain on extinguishment of debt				(204,501)
ChangesInOperatingAssetsAndLiabilitiesAbstract
Accounts receivable	2,942,811	(394,266)	(2,841,417)	(732,722)
Related party accounts receivable	(581,469)	(7,541)	1,240,138	269,439
Inventory	(714,411)	0	(82,300)
Prepaid expenses and other current assets	618,555	115,717	(1,504,739)	(139,689)
Accounts payable and accrued liabilities	(568,883)	(2,484,860)	6,271,354	(2,100,180)
Related party accounts payable	(53,290)	0	(1,604,870)
Net cash used in operating activities	1,271,848	(4,053,900)	(1,397,639)	(1,492,460)
CashFlowsFromInvestingActivitiesAbstract
Capital expenditures	(520,508)	(778,885)	(10,956,214)	(12,209,304)
Cash paid in acquisitions, net of cash received of $1.3 million in 2012				(4,712,094)
Proceeds from sale of assets	1,844,282	0	5,681,671	2,939,500
Change in restricted cash	(132,000)
Net cash used in investing activities	1,191,774	(778,885)	(5,274,543)	(13,981,898)
CashFlowsFromFinancingActivitiesAbstract
Proceeds from the issuance of equity securities		5,148,510	8,201,148	14,998,516
Commissions and fees paid on stock issuances				(1,056,735)
Proceeds from exercise of warrants and options		115,750	115,750	105,000
Proceeds from notes payable	1,193,642	850,325	6,573,291	7,999,536
Payment of notes payable	(979,834)	(767,686)	(4,084,373)	(3,478,882)
Preferred stock dividend paid	(1,249,999)	(1,026,647)	(4,587,285)	(1,404,239)
Purchase of treasury stock			(9,134)
Payment of deferred financing costs				(8,019)
Net cash provided by financing activities	(1,036,191)	4,320,252	6,209,397	17,155,177
CHANGE IN CASH	1,427,431	(512,533)	(462,785)	1,680,819
CASH, beginning of period	1,302,857	1,765,642	1,765,642	84,823
CASH, end of period	2,730,288	1,253,109	1,302,857	1,765,642
NonCashTransactionsAbstract
Accrued capital costs	669,711	2,940,449
Notes receivable received in connection with sale of assets	5,250,000
Issued shares of Series C Preferred Stock upon redemption of Series B Debentures				5,609,349
Transfer accumulated preferred dividends to stated value				690,945
Issued shares of common stock upon conversion of Series B Preferred Stock				9,802,000
Issued shares of Series C Preferred Stock upon exchange of Series A Preferred Stock				7,701,435
Deemed dividend on conversion of Series B Preferred Stock to common stock				2,573,025
Issued shares of common stock as commission for sale of purchased stock			174,969
Issued warrants in connection with sale of preferred stock			345,799
Issued shares for KSOP			84,932
Capital expenditures in accounts payable			740,287	6,583,851
Capital additions from acquisitions				18,886,787
Issued shares of common stock for acquisition				5,239,524
Issued shares of Series C Preferred Stock for acquisition				5,857,409
Cash paid for interest	$ 397,824	$ 211,759	$ 911,464	$ 657,858